Note 15 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Issued, May 30, 2018 (in shares)	19,042
Issued, May 30, 2018	$ 18,192,129
Dividends declared (in shares)	566
Dividends declared	$ 565,229	$ 565,229
Balance (in shares)	19,608	19,608
Balance	$ 18,757,358	$ 18,757,358
Ordinary Preferred Stock [Member]
Issued, May 30, 2018	18,192,129
Dividends declared
Balance	18,192,129	18,192,129
Preferred Stock Issued as Dividends [Member]
Issued, May 30, 2018
Dividends declared	565,229
Balance	$ 565,229	$ 565,229